EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
NOTE 16 - EARNINGS PER SHARE

Weighted average number of common shares outstanding:

In Thousands of Shares
Description	2019	2018	2017
Issued common shares at January 1	64,676	56,378	49,116
Effect of shares issued	4,169	4,088	3,532
Weighted average number of common shares outstanding at December 31	68,845	60,466	52,648

Diluted loss per share was the same amount as basic loss per share, as the effect of options and warrants would have been anti-dilutive because the Corporation incurred losses in each of the years presented. All outstanding options could potentially be dilutive in the future.